Actuarial Assumption Used To Determine The Benefit Obligation (Detail) (P.R. Plans)	Dec. 31, 2011	Dec. 31, 2010
P.R. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%	5.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%